SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Product Information [Table Text Block]
Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Product line “A”	$16,567	$20,990	$14,210
Product line “B”	4,361	4,030	4,270
	$20,928	$25,020	$18,480

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
2)	Following are data regarding geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

United States	$11,292	$14,411	$11,809
United Kingdom	904	763	1,221
Rest of Europe	5,793	6,402	2,537
Israel	1,417	2,256	1,768
Other	1,522	1,188	1,145
	$20,928	$25,020	$18,480

Schedule Of Revenue From External Customers and Property, Plant and Equipment, By Geographical Areas [Table Text Block]	Property and equipment - by geographical location:
	December 31
	2015	2014
	U.S. dollars in
	thousands

Israel	$182	$193
Romania	407	421
United States	2	4
	$591	$618

Schedule Of Research and Development Expense [Table Text Block]
b.        Research and development expenses:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Payroll and related expenses	$2,148	$3,614	$3,972
Rent and related expenses	321	367	378
Depreciation and amortization	72	114	133
Subcontracting	202	189	188
Other	200	255	359
	$2,943	$4,539	$5,030

Schedule Of Selling and Marketing Expenses [Table Text Block]
c.        Selling and marketing expenses:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Payroll and related expenses	$949	$963	$1,459
Depreciation and amortization	4	3	8
Travel and conventions	123	79	108
Other	97	95	119
	$1,173	$1,140	$1,694

Schedule Of General and Administrative Expenses [Table Text Block]
d.        General and administrative expenses:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Payroll and related expenses	$923	$1,298	$1,105
Depreciation and amortization	19	17	21
Insurances	55	65	60
Office expenses	68	99	102
Professional services	276	269	302
Allowance for doubtful accounts and bad debts	245	-	-
Other	180	186	136
	$1,766	$1,934	$1,726

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
e.	Financial income (expense) - net:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$54	$151	$97
Non-dollar currency gains - net	-	-	17
Income from marketable securities	102	148	33
Realized gain from sale of available-for-sale securities	-	38	-
Interest on available for sale securities	59	33	35
	215	370	182
Expenses:
Non-dollar currency losses - net	(315)	(663)	-
Bank commissions and charges	(14)	(13)	(19)
Realized loss on sale of available-for-sale securities		-	-
	(329)	(676)	(19)
	$(114)	$(306)	$163

Schedule of Weighted Average Number of Shares [Table Text Block]
Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2015	2014	2013
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,183	18,949	18,869
Add - incremental shares from assumed exercise of options	100	83	21

Weighted average number of shares used in computation of diluted EPS	19,283	19,032	18,890